INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	26,218	29,428	4,145
Licensed software	9,531	12,319	1,735
Less: accumulated amortization	(10,877)	(18,502)	(2,606)
Intangible assets, net	24,872	23,245	3,274
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.